INCOME PER SHARE - Summary of computation of basic and diluted net income per share attribute to ordinary shareholders (Detail) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares
Earnings Per Share [Abstract]
Net income attributable to ordinary shareholders – basic and diluted	¥ 1,056,478	$ 144,736	¥ 1,297,619	¥ 1,179,658
Weighted average number of ordinary shares outstanding - basic	212,433,169	212,433,169	213,996,233	215,259,640
Weighted average number of ordinary shares outstanding - diluted	212,433,169	212,433,169	213,996,233	215,259,640
Basic net income per share attributable to ordinary shares | (per share)	¥ 4.97	$ 0.68	¥ 6.06	¥ 5.48
Diluted net income per share attributable to ordinary shares | (per share)	¥ 4.97	$ 0.68	¥ 6.06	¥ 5.48